Accumulated OCI Not Yet Recognized as Income (Expense) (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ (42.5)	$ (44.4)	$ (51.5)
Net prior service credit	$ 15.3	$ 17.1	$ 19.1